Financial Assets and Liabilities - Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities (Detail) - PHP (₱)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Noncurrent Financial Assets
Debt instruments at amortized cost (Note 12)	₱ 150,000,000	₱ 0
Investment in debt securities and other long-term investments – net of current portion (Note 12)	150,000,000		₱ 150,000,000
Other financial assets – net of current portion (Note 27)	2,275,000,000
Advances and other noncurrent assets – net of current portion			13,855,000,000
Total	2,168,000,000		13,846,000,000
Noncurrent Financial Liabilities
Long-term debt – net of current portion	155,835,000,000		157,654,000,000
Customers’ deposits (Note 27)	2,194,000,000		2,443,000,000
Total	143,392,000,000		157,711,000,000
Carrying Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost (Note 12)	150,000,000
Investment in debt securities and other long-term investments – net of current portion (Note 12)			150,000,000
Other financial assets – net of current portion (Note 27)	2,275,000,000
Advances and other noncurrent assets – net of current portion			13,855,000,000
Total	2,425,000,000		14,005,000,000
Noncurrent Financial Liabilities
Long-term debt – net of current portion	155,835,000,000		157,654,000,000
Customers’ deposits (Note 27)	2,194,000,000		2,443,000,000
Deferred credits and other noncurrent liabilities	3,088,000,000		5,680,000,000
Total	161,117,000,000		165,777,000,000
Fair Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost (Note 12)	148,000,000
Investment in debt securities and other long-term investments – net of current portion (Note 12)			151,000,000
Other financial assets – net of current portion (Note 27)	2,020,000,000
Advances and other noncurrent assets – net of current portion			13,695,000,000
Total	2,168,000,000		13,846,000,000
Noncurrent Financial Liabilities
Long-term debt – net of current portion	139,504,000,000		150,918,000,000
Customers’ deposits (Note 27)	1,305,000,000		1,700,000,000
Deferred credits and other noncurrent liabilities	2,583,000,000		5,093,000,000
Total	₱ 143,392,000,000		₱ 157,711,000,000